Interim Condensed Consolidated Statements of Shareholders' Equity (Deficiency) (Unaudited) - USD ($)	Issued capital [member]	Share to be Issued [Member]	Contributed Surplus [Member]	Foreign Currency Translation Reserve [Member]	Retained earnings [member]	Total Equity Before Non-Controlling Interest [Member]	Non-controlling interests [member]	Total
Balance, as at August 31, 2021 at Aug. 31, 2020	$ 69,380,807	$ 1,059,214	$ 4,034,323	$ (2,334,275)	$ (72,094,162)	$ 45,907	$ 217,385	$ 263,292
Balance , shares at Aug. 31, 2020	7,746,136
IfrsStatementLineItems [Line Items]
Share-based payments			1,778,633			1,778,633		1,778,633
Shares issued on vesting of RSUs	$ 970,366		(790,366)			180,000		180,000
Shares issued on vesting of RSUs, shares	142,610
Convertible debt conversion	$ 11,911,875		4,121,208			16,033,083		16,033,083
Convertible debt conversion, shares	1,542,184
Common shares issued on private placement, net of costs	$ 24,225,901		6,791,473			31,017,374		31,017,374
Common shares issued on private placement, net of costs, shares	4,435,433
Warrants issued in private placement of convertible debt			618,916			618,916		618,916
EB bonus shares	$ 54,061					54,061		54,061
EB bonus shares, shares	6,666
Shares for debt	$ 226,556					226,556		226,556
Shares for debt, shares	40,000
Common shares issued on exercise of warrants	$ 367,159					367,159		367,159
Common shares issued on exercise of warrants, shares	37,991
Disposal of Motorsports		(1,059,214)				(1,059,214)		(1,059,214)
Non-controlling interest in subsidiary			(7,398)			(7,398)		(7,398)
Net loss for the period					(27,346,698)	(27,346,698)	(61,670)	(27,408,368)
Foreign currency translation differences				(4,599)		(4,599)		(4,599)
Balance, as at February 28, 2022 at Feb. 28, 2021	$ 107,136,725		16,546,789	(2,338,874)	(99,440,860)	21,903,780	155,715	22,059,495
Balance , shares at Feb. 28, 2021	13,951,020
Balance, as at August 31, 2021 at Aug. 31, 2021	$ 122,741,230		17,819,933	(2,324,025)	(112,814,973)	25,422,165	143,379	$ 25,565,544
Balance , shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Shares issued on vesting of RSUs	$ 681,759
Shares issued on vesting of RSUs, shares	91,635							91,635
Net loss for the period								$ (8,017,051)
Balance, as at February 28, 2022 at Feb. 28, 2022	$ 123,422,989							20,229,764
Balance , shares at Feb. 28, 2022	15,634,944
Balance, as at August 31, 2021 at Aug. 31, 2021	$ 122,741,230		17,819,933	(2,324,025)	(112,814,973)	25,422,165	143,379	25,565,544
Balance , shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Share-based payments			2,576,412			2,576,412		2,576,412
Shares issued on vesting of RSUs	$ 681,759		(681,759)
Shares issued on vesting of RSUs, shares	91,635
Net loss for the period					(8,085,689)	(8,085,689)	68,638	(8,017,051)
Foreign currency translation differences				104,859		104,859		104,859
Balance, as at February 28, 2022 at Dec. 28, 2022	$ 123,422,989		$ 19,714,586	$ (2,219,166)	$ (120,900,662)	$ 20,017,747	$ 212,017	$ 20,229,764
Balance , shares at Dec. 28, 2022	15,634,944